VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entity Disclosure [Text Block]
NOTE 6 - VARIABLE INTEREST ENTITIES

The Company has evaluated all of the wholly and partially-owned entities as well as entities with common ownership or other relationships, pursuant to ASC 810. A summary of the Company’s consolidation policy is provided at Note 4. The Company has concluded that Bulk Pangaea, Bulk Discovery, Bulk Cajun, Bulk Patriot, Bulk Juliana, Bulk Atlantic, Bulk Trident, Bulk Phoenix, Bulk Barents, Bulk Bothnia, NBH, Long Wharf, NBHC and NBVH should be consolidated as VIEs at December 31, 2014 and 2013. Bulk Providence and Bulk Liberty were consolidated at December 31, 2013 but were liquidated in 2014 after the vessels owned by each of these entities were sold.

Bulk Pangaea, Bulk Discovery, Bulk Patriot, Bulk Juliana, Bulk Liberty, Bulk Providence, Bulk Atlantic, Bulk Trident, Bulk Phoenix, Bulk Barents and Bulk Bothnia are wholly-owned subsidiaries that were established for the purpose of acquiring bulk carriers. The Bulk Cajun is a majority owned subsidiary established for the purpose of acquiring bulk carriers. The Company has concluded that Bulk Pangaea, Bulk Discovery, Bulk Patriot, Bulk Juliana, Bulk Liberty, Bulk Providence, Bulk Atlantic, Bulk Trident, Bulk Phoenix, Bulk Barents and Bulk Bothnia are VIEs due to the existence of guarantees and cross-collateralization on their outstanding debt, which is indicative of an inability to finance the entities’ activities without additional subordinated financial support. Accordingly, the Company has consolidated these wholly-owned subsidiaries for the years ended December 31, 2014 and 2013. The consolidation of all of these entities increased total assets by approximately $59,641,000 and increased total liabilities by approximately $58,710,000 at December 31, 2014. Total shareholders’ equity increased by approximately $931,000. The consolidation of all of these entities increased total assets by approximately $78,840,000 and increased total liabilities by approximately $67,460,000 at December 31, 2013. Total shareholders’ equity increased by approximately $10,840,000. The Company sold 10% of Bulk Cajun to a third party during 2013. The non-controlling interest in Bulk Cajun was $524,000 at December 31, 2014.

The non- controlling interest in Bulk Cajun was $540,000 at December 31, 2013, of which $360,000 was reclassified from other noncurrent liabilities.

The Company has a 51% interest in NBH. The Company determined that NBH is a VIE due to the fact that NBH’s total equity investment at risk is not sufficient to permit it to finance its activities without additional subordinated financial support. Furthermore, the Company determined that it is NBH’s primary beneficiary, as it has a controlling financial interest in NBH, and has the power to direct the activities of the entity. Accordingly, the Company has consolidated NBH for the years ended December 31, 2014 and 2013. The consolidation of NBH increased total assets by approximately $11,116,000 and increased total liabilities by approximately $14,816,000 at December 31, 2014. The consolidation of NBH increased total assets by approximately $16,825,000 and $14,280,000 at December 31, 2013. Total shareholders’ equity decreased by approximately $1,805,000 and increased by approximately $1,357,000 at December 31, 2014 and 2013, respectively. Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of NBH are reported as non-controlling interest in the accompanying consolidated balance sheets. The non-controlling ownership interest attributable to NBH amounts to an accumulated deficit of approximately $1,895,000 as of December 31, 2014 and equity of approximately $1,189,000 as of December 31, 2013.

In September 2009, certain owners of the Company established a new realty company, Long Wharf, for the purpose of buying a new office building. Ownership of Long Wharf was transferred to the Company on October 1, 2014. The Company determined that Long Wharf is a VIE as Long Wharf’s total equity investment at risk is not sufficient to permit it to finance its activities without additional subordinated financial support. The Company determined that the entities/individuals that had a variable interest in Long Wharf prior to the transfer were also related parties, and that none of those entities individually met the criteria to be the primary beneficiary, as none had the obligation to absorb the entity’s losses; therefore, since the Company represented the party within the related party group that was most closely associated with the VIE, the Company concluded it was the primary beneficiary. Accordingly, the Company has consolidated Long Wharf for the years ended December 31, 2014 and 2013. The consolidation of Long Wharf increased total assets by approximately $925,000 and $984,000 and increased total liabilities by approximately $1,189,000 and $1,195,000 at December 31, 2014 and 2013, respectively. Total shareholders’ equity decreased by approximately $264,000 and $211,000 at December 31, 2014 and 2013, respectively. There is no non-controlling ownership interest related to Long Wharf.

Nordic Bulk Holding Company Ltd. (“NBHC”) was established in March 2012, for the purpose of acquiring the m/v Nordic Odyssey, the m/v Nordic Orion and to invest in additional vessels, all through wholly-owned subsidiaries. In January 2013, the Company entered into a Share Transfer Restructuring Agreement through which the shareholders of Odyssey and Orion transferred their shares of those entities and their zero-interest subordinated shareholder loans to these entities, to NBHC in exchange for the shares of NBHC.

Each of the ship owning companies owned by NBHC entered into a Head Charterparty Agreement to charter the owned vessel to ST Shipping and Transport Ltd. (“STST”), which in turn, entered into a Sub-Charterparty Agreement with NBC under a five year, fixed price, time charter arrangement. The Company determined that NBHC is a VIE, as the total equity investment at risk is not sufficient to support operations. Furthermore, the Company determined that it is the primary beneficiary of NBHC, as it has the power to direct its activities. Accordingly, the Company has consolidated NBHC for the years ended December 31, 2014 and 2013. The consolidation of NBHC increased total assets by approximately $102,759,000 and $72,000,000 and increased total liabilities by approximately $97,612,000 and $52,810,000 at December 31, 2014 and 2013, respectively.

Total shareholders’ equity increased by approximately $1,227,000 and $430,000 at December 31, 2014 and 2013. Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of NBHC are reported as non-controlling interest in the accompanying consolidated balance sheets. The non-controlling ownership interest attributable to NBHC amounts to approximately $3,920,000 and $18,760,000 at December 31, 2014 and 2013.

BVH was established in August 2013, together with a third-party, for the purpose of owning Bulk Nordic Five Ltd. (“Five”) and Bulk Nordic Six Ltd. (“Six”). Five and Six were established for the purpose of owning new ultramax newbuildings to be delivered in 2016. The operating results of BVH are 100% dependent on transactions with related parties and affiliates. The Company determined that BVH is a VIE and is the primary beneficiary of BVH, as it has the power to direct its activities. Accordingly, the Company has consolidated BVH and its wholly-owned subsidiaries for the years ended December 31, 2014 and 2013. The consolidation of BVH increased total assets by approximately $4,402,000 and $2,989,000 and increased total liabilities by approximately $4,443,000 and $3,008,000 at December 31, 2014 and 2013, respectively. Total shareholders’ equity decreased by approximately $23,000 and $12,000 at December 31, 2014 and 2013, respectively. Amounts pertaining to the non-controlling ownership interest held by third parties in the financial position and operating results of BVH are reported as non-controlling interest in the accompanying consolidated balance sheets. The non-controlling ownership interest attributable to BVH amounts to accumulated deficits of approximately $18,000 at December 31, 2014 and approximately $7,000 at December 31, 2013.